TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Explanatory [Abstract]
Disclosure Of Transactions Between Related Parties Explanatory [text block]
The table below shows the main transactions with related parties as of December 31, 2017 and 2016:

	2017	2016
	S/000	S/000

Statement of financial situation -
Direct loans	1,468,211	1,181,648
Available-for-sale investments and trading securities	715,490	433,517
Deposits	(1,022,462)	(264,564)
Trading derivatives	(2,674)	1,074

Statement of income
Interest income related to loans – income	23,992	28,872
Interest expenses related to deposits – expense	(8,342)	(8,001)
Other income	7,247	9,098

Off balance sheet
Indirect loans	385,360	236,106

Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Explanatory [Text Block]
The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	S/000	S/000	S/000

Remunerations	41,211	43,177	37,255
Director’s fees	7,105	7,351	6,692
Total	48,316	50,528	43,947

Disclosure of financial assets [text block]
The details of the mutual funds classified as available-for-sale are presented below:

	2017	2016
	S/000	S/000

Held-for-trading and available-for-sale investments
Mutual funds – Soles	125,056	2,741
Mutual funds – Bolivianos	77,804	88,838
Mutual funds – U.S. Dollars	40,588	38,436
Mutual funds – Colombian pesos	21,525	1,747
Mutual funds – Chilean pesos	14,267	13,501
Total	279,240	145,263

Restricted Mutual Funds	416,696	368,418